Retirement Benefit Plan - Summary of Amounts Recognized in Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension	$ 54.5	$ 30.9
Short-term accrued benefit liability	(0.1)	(0.1)
Long-term accrued benefit liability	(1.2)	(1.4)
Net amount recognized	53.2	29.4
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension	117.8	119.9
Short-term accrued benefit liability	(1.4)	(1.4)
Long-term accrued benefit liability	(19.1)	(19.2)
Net amount recognized	$ 97.3	$ 99.3